Accounts Payable and Accrued Liabilities (Detail) (USD $)	Dec. 31, 2014
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable	$ 225,642
Accrued expenses	567,887
Accrued compensation and benefits	39,404
Total accounts payable and accrued expenses	$ 832,933